CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Profit for the year	$ 22,737	$ 73,223	$ 2,139
Adjustments for:
Depreciation and amortization	42,700	40,259	45,187
Net financing expense	2,147	2,023	1,310
Disposals of fixed and intangible assets	542	0	3
Loss (Gain) on leases change contracts	56	(377)	(2,103)
Gain on sale of business unit	0	(982)	(503)
Share-based compensation and restricted shares	50,505	42,818	14,490
Tax (benefit) expense	19,688	(948)	(9,581)
Change in trade and other receivables	57,050	(11,676)	(39,351)
Change in trade and other payables	(100,145)	26,845	25,882
Change in employee benefits	(179)	(69)	(23)
Income taxes received	1,175	2,231	1,168
Income taxes paid	(14,784)	(3,185)	(2,855)
Interest received	2,103	496	517
Interest paid	(587)	(570)	(1,117)
Net cash provided by operating activities	83,008	170,088	35,163
CASH FLOWS FROM INVESTING ACTIVITIES
Change in pledged deposits, net	(213)	(11)	229
Payments on finance lease receivable	1,306	2,454	2,885
Repayment of long-term loans	0	0	817
Acquisition of fixed assets	(6,433)	(3,378)	(594)
Acquisition and capitalization of intangible assets	(8,750)	(4,966)	(4,858)
Proceeds from sale of business unit	1,180	415	232
Investment in shares	(25,000)	0	0
Acquisition of subsidiaries, net of cash acquired	(195,084)	(11,001)	6,208
Net cash provided by (used in) investing activities	(232,994)	(16,487)	4,919
CASH FLOWS FROM FINANCING ACTIVITIES
Acquisition of own shares	(86,048)	(6,643)	(9,965)
Proceeds from exercise of share options	2,205	1,370	949
Leases repayment	(12,018)	(10,009)	(13,351)
Issuance of shares, net of issuance cost	0	134,558	0
Receipt of long-term debt, net of transaction cost	98,917	0	0
Payment of financial liability	0	(2,414)	0
Net cash provided by (used in) financing activities	3,056	116,862	(22,367)
Net increase (decrease) in cash and cash equivalents	(146,930)	270,463	17,715
CASH AND CASH EQUIVALENTS AS OF THE BEGINNING OF YEAR	367,717	97,463	79,047
EFFECT OF EXCHANGE RATE FLUCTUATIONS ON CASH AND CASH EQUIVALENTS	(3,287)	(209)	701
CASH AND CASH EQUIVALENTS AS OF THE END OF YEAR	$ 217,500	$ 367,717	$ 97,463